Use of Estimates and Judgments - Additional Information (Detail)	6 Months Ended
Jun. 30, 2026
Cervecera Bucanero S.A. [Member]
Disclosure of changes in accounting estimates [line items]
Proportion of ownership interest in associate	50.00%